UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2008

Check here if Amendment [  ]; Amendment Number:   ____
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Elkhorn Partners Limited Partnership
Address:   2222 Skyline Drive
           Elkhorn, Nebraska 68022

Form 13F File Number:  28-12336

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan S. Parsow
Title:  Sole Manager of Parsow Management LLC,
        the General Partner of Reporting Manager
Phone:  (402) 289-3217

Signature, Place, and Date of Signing:

    /s/ Alan S. Parsow              Elkhorn, Nebraska         May 14, 2008
--------------------------    ---------------------------  ------------------
      [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     81

Form 13F Information Table Value Total:  $106,309
                                        (thousands)

List of Other Included Managers:           NONE

                           FORM 13F INFORMATION TABLE

------------------------ ------------ ----------- ---------- ---------- ------ -------- ---------- ------------ ------------------
                                                    Value       Shares/   SH/    Put/    Invstmt       Other     Voting Authority
    Name of Issuer        Title of       CUSIP      (x$1000)    PRN Amt   PRN    Call     Dscretn    Managers
                            Class
------------------------ ------------ ----------- ---------- ---------- ------ -------- ---------- ------------ ------ ------ ----
                                                                                                                 Sole  Shared None
------------------------ ------------ ----------- ---------- ---------- ------ -------- ---------- ------------ ------ ------ ----
American Express Co.         COM       025816109        459     10,500     SH              SOLE                 10,500
AVI Biopharma Inc.           COM       002346104        166     90,000     SH              SOLE                 90,000
Berkshire Hathaway Inc. Del CL A       084670108      7,070         53     SH              SOLE                     53
Berkshire Hathaway Inc. Del CL B       084670207      7,783      1,740     SH              SOLE                  1,740
BMP Sunstone Corporation     COM       05569C105        746     97,510     SH              SOLE                 97,510
Bristol Myers Squibb Co.     COM       110122108        692     32,500     SH              SOLE                 32,500
Cadiz Inc.                   COM       127537207        843     54,831     SH              SOLE                 54,831
Cae Inc.                     COM       124765108        294     26,000     SH              SOLE                 26,000
CapLease Inc                 COM       140288101        103     13,200     SH              SOLE                 13,200
Capstead Mtg Corp.        PFD B CV     14067E308        154     12,300     SH              SOLE                 12,300
CBS Corp. New               CL B       124857202        729     33,000     SH              SOLE                 33,000
Chesapeake Energy Corp.      COM       165167107        277      6,000     SH              SOLE                  6,000
CME Group Inc.               COM       12572Q105        305        650     SH              SOLE                    650
Columbia Labs Inc.           COM       197779101         36     17,000     SH              SOLE                 17,000
Comarco Inc.                 COM       200080109      2,672    680,000     SH              SOLE                680,000
Comcast Corp. New         CL A SPL     20030N200      2,464    129,900     SH              SOLE                129,900
Delcath Sys Inc.             COM       24661P104         86     45,480     SH              SOLE                 45,480
Dow Chem Co.                 COM       260543103        553     15,000     SH              SOLE                 15,000
EMC Corp - Mass              COM       26864B102        237     16,500     SH              SOLE                 16,500
Enerplus Res FD             UNIT       29274D604        825     19,000     SH              SOLE                 19,000
Fairfax Fnl Hldgs Ltd      SUB VTG     303901102      3,876     13,500     SH              SOLE                 13,500
Friedman Billings Ramsey    REIT       358434108        179    105,000     SH              SOLE                105,000
Gencorp Inc                  COM       368682100        566     55,000     SH              SOLE                 55,000
General Electric Co          COM       369604103        855     23,100     SH              SOLE                 23,100
Google Inc.                 CL A       38259P508        308        700     SH              SOLE                    700
Greenlight Capital Re Ltd    COM       G4095J109        199     10,700     SH              SOLE                 10,700
Grey Wolf Inc                COM       397888108        644     95,000     SH              SOLE                 95,000
Healthcare Rlty TR           COM       421946104        839     32,100     SH              SOLE                 32,100
Hershey Co                   COM       427866108        339      9,000     SH              SOLE                  9,000
Hollywood Media Corp         COM       436233100        803    331,882     SH              SOLE                331,882
Home Depot Inc               COM       437076102        811     29,000     SH              SOLE                 29,000
Imergent Inc                 COM       45247Q100        494     43,400     SH              SOLE                 43,400
InfoUSA Inc                  COM       456818301         64     10,500     SH              SOLE                 10,500
Innodata Isogen Inc        COM NEW     457642205        709    166,000     SH              SOLE                166,000
International Business Mach  COM       459200101      4,755     41,300     SH              SOLE                 41,300
Ishares Inc               MSCI JPN     464286848        124     10,000     SH              SOLE                 10,000
JetBlue Awys Corp            COM       477143101        139     24,000     SH              SOLE                 24,000
KKR Finl Corp               REIT       482476306      2,855    225,500     SH              SOLE                225,500
K Sea Transn Partners LP    LTDP       48268Y101      1,010     28,600     SH              SOLE                 28,600
LaBranche & Co Inc           COM       505447102         94     21,500     SH              SOLE                 21,500
Level 3 Communications Inc   COM       52729N100        209     98,500     SH              SOLE                 98,500
Marsh & McLennan COS Inc     COM       571748102        390     16,000     SH              SOLE                 16,000
Martha Stewart Living       CL A       573083102        988    133,000     SH              SOLE                133,000
MDC Partners Inc          CL A SUB     552697104        412     56,622     SH              SOLE                 56,622
                             VTG
Meade Instruments Corp       COM       583062104         58     45,000     SH              SOLE                 45,000
Microsoft Corp.              COM       594918104        369     13,000     SH              SOLE                 13,000
Montpelier Re Holdings Ltd   SHS       G62185106        281     17,500     SH              SOLE                 17,500
Mortons Restaurant Grp Inc   COM       619430101        238     30,000     SH              SOLE                 30,000
Mylan Labs Inc               COM       628530107        719     62,000     SH              SOLE                 62,000
National Lampoon Inc         COM       636637100        164     78,314     SH              SOLE                 78,314
New Frontier Media Inc       COM       644398109         67     15,000     SH              SOLE                 15,000
New York Cmnty Bancorp Inc   COM       649445103        456     25,000     SH              SOLE                 25,000
NGas Resources Inc           COM       62912T103      1,042    185,000     SH              SOLE                185,000
NYSE Euronext                COM       629491101      1,574     25,500     SH              SOLE                 25,500
Orbit Intl Corp            COM NEW     685559304      3,483    427,900     SH              SOLE                427,900
Osteotech Inc                COM       688582105        259     54,500     SH              SOLE                 54,500
Penn Treaty Amer Corp        COM       707874400     14,795  2,293,700     SH              SOLE              2,293,700
Penn West Energy TR         UNIT       707885109      1,175     42,000     SH              SOLE                 42,000
Pfizer Inc                   COM       717081103        220     10,500     SH              SOLE                 10,500
Playboy Enterprises Inc     CL A       728117201      1,510    175,600     SH              SOLE                175,600
Playboy Enterprises Inc     CL B       728117300        808     97,000     SH              SOLE                 97,000
Polymet Mining Corp          COM       731916102        194     61,500     SH              SOLE                 61,500
Pro Pharmaceuticals Inc      COM       74267T109          6     15,000     SH              SOLE                 15,000
Proxymed Inc               COM NEW     744290305         34     27,992     SH              SOLE                 27,992
Reading International Inc   CL A       755408101        186     19,600     SH              SOLE                 19,600
Rewards Network Inc          COM       761557107      5,958  1,330,000     SH              SOLE              1,330,000
SLM Corp                     COM       78442P106        576     37,500     SH              SOLE                 37,500
SMF Energy Corp              COM       78453M109         70     80,000     SH              SOLE                 80,000
Source Interlink Cos Inc     COM       836151209         51     26,601     SH              SOLE                 26,601
Spacehab Inc                 COM       846243103          6     11,270     SH              SOLE                 11,270
Stein Mart Inc               COM       858375108        225     40,000     SH              SOLE                 40,000
Student Loan Corp            COM       863902102      2,710     27,400     SH              SOLE                 27,400
Taylor Devices Inc           COM       877163105        179     34,461     SH              SOLE                 34,461
Time Warner Inc              COM       887317105        547     39,000     SH              SOLE                 39,000
UnitedHealth Group Inc       COM       91324P102        265      7,700     SH              SOLE                  7,700
USG Corp                   COM NEW     903293405      2,879     78,200     SH              SOLE                 78,200
Verizon Communications In    COM       92343V104        266      7,300     SH              SOLE                  7,300
Viacom Inc New              CL B       92553P201      3,764     95,000     SH              SOLE                 95,000
Wal Mart Stores Inc          COM       931142103        448      8,500     SH              SOLE                  8,500
Weyerhaeuser Co              COM       962166104        715     11,000     SH              SOLE                 11,000
White Mtns Ins Group Ltd     COM       G9618E107     11,856     24,700     SH              SOLE                 24,700
